Acquisition of (Business combination) Q Cells - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Millions			3 Months Ended
	Feb. 06, 2015 USD ($) $ / shares shares	Oct. 19, 2012 USD ($)	Mar. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Oct. 19, 2012 EUR (€)
Business Combinations (Details) [Line Items]
Cash payment | $		$ 71.4
Additional cash consideration less counterclaims		$ 47.5				€ 36.4
Ordinary shares issued	3,701,145,330
Equity interest ownership percentage	100.00%
Ownership percentage	45.70%
Ownership percentage	94.00%
Ordinary shares, issued			4,159,125,592	3,701,145,330	3,701,145,330
Ordinary shares, outstanding			4,159,125,592	3,701,145,330	3,701,145,330
Stock outstanding | $	$ 100.8
Property Plant And Equipment
Business Combinations (Details) [Line Items]
Change in fair value of Assets | $			$ 117.6
Land Use Right
Business Combinations (Details) [Line Items]
Change in fair value of Assets | $			$ 12.6
Q-CELLS SE
Business Combinations (Details) [Line Items]
Ordinary shares, issued			3,302,051	3,302,051
Ordinary shares, outstanding			3,302,051	3,302,051
Hanwha SolarOne
Business Combinations (Details) [Line Items]
Ordinary shares, issued	3,701,145,330
Ordinary shares, outstanding	3,302,051
Net purchase consideration | $	$ 95.8
Acquistion descrpition			(i) the value of Hanwha SolarOne’s stock of US$100.8 million based on its closing stock price on February 6, 2015 of US$11.00 per ADS (as retrospectively adjusted to reflect the current ADS to ordinary share ratio of one ADS to fifty ordinary shares effective on June 15, 2015) and (ii) the net balance of US$5.0 million of the pre-existing receivables and payables that are due from Q CELLs to Hanwha SolarOne.
Closing price per share | $ / shares	$ 11.00
Pre-existing receivables and payables | $	$ 5.0